Stockholder's Equity - Additional Information (Detail) (USD $)	3 Months Ended	4 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 06, 2015	Feb. 28, 2015	Aug. 31, 2014	Apr. 13, 2015
Stockholders' Equity Note [Abstract]
Common shares reserved for future issuance pursuant to future option grants		1,113,000
Convertible promissory notes outstanding		$ 2,528,983
Liability associated with shares issued with repurchase rights		12,786
Shares subject to repurchase		9,065,748
Share based compensation expense	644,000	236,618
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Number of shares, subject to repurchase	4,191,081
Convertible Debt Securities
Stockholders' Equity Note [Abstract]
Convertible promissory notes outstanding		2,500,000
2014 Plan
Stockholders' Equity Note [Abstract]
Shares reserved for issuance					11,000,000
Term of options to be granted under the Plan		10 years
Options granted under the plan		0
Restricted Stock Awards
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period	4 years
Shares of restricted stock awards vested	342,000
Options granted under equity incentive plan	0
Restricted Stock Awards | 2014 Plan
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period		4 years
Restricted Stock Awards | 2014 Plan | Cliff Vesting period
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period		1 year
Restricted Stock Awards | 2014 Equity Incentive Plan
Stockholders' Equity Note [Abstract]
Common shares reserved for future issuance pursuant to future option grants	1,031,500
Shares reserved for issuance	5,975,000
Restricted Stock Awards | 2014 Equity Incentive Plan | Maximum
Stockholders' Equity Note [Abstract]
Term of equity incentive plan	10 years
Employee Restricted Shares [Member]
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period		4 years
Liability associated with shares issued with repurchase rights		10,030
Shares granted		8,192,000
Weighted average price of shares		$ 0.001
Shares subject to repurchase		7,547,832
Shares of restricted stock awards vested	243,513	644,168
Underlying restricted stock awards granted that were vested	565,597
Non-Employee Restricted Stock [Member]
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period		4 years
Liability associated with shares issued with repurchase rights		2,756
Shares granted		1,695,000
Weighted average price of shares		$ 0.001
Shares subject to repurchase		1,517,916
Shares of restricted stock awards vested	98,280	177,084
Underlying restricted stock awards granted that were vested	186,822
Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense	616,000	236,618
Number of shares, subject to repurchase	660,678
Restricted Stock With Cliff Vesting
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period	1 year
Employee Stock Option
Stockholders' Equity Note [Abstract]
Number of shares, subject to repurchase	3,530,403
Subsequent Event
Stockholders' Equity Note [Abstract]
Common stock, shares authorized						200,000,000
Common stock, par value						$ 0.0001
Preferred stock, shares authorized						10,000,000
Preferred stock, par value						$ 0.0001
Research And Development Expense
Stockholders' Equity Note [Abstract]
Share based compensation expense	603,000
Research And Development Expense | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense		232,602
General and Administrative Expense
Stockholders' Equity Note [Abstract]
Share based compensation expense	41,000
General and Administrative Expense | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense		4,016
Private Placement
Stockholders' Equity Note [Abstract]
Common stock, shares issued			16,561,396
Common stock, issued price per share			$ 3.16
Common stock, shares exchanged			8,280,696	1,204,870
Proceeds from issuance of common stock net of issuance costs			48,600,000
Financing fees			3,700,000
Conversion of common stock				7,500,000
Convertible promissory notes accrued interest				115,000
Payments for merger related costs				$ 564,000
Private Placement | Common Stock [Member]
Stockholders' Equity Note [Abstract]
Conversion of convertible promissory notes and accrued interest, Shares				2,409,740